Fair Value of Financial Instruments	9 Months Ended
Sep. 30, 2013
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
Note 3 - Fair Value of Financial Instruments

The Company's financial assets and liabilities consist of each and cash equivalents, short-term investments, trade and other receivables and trade and other payables and currency conversion derivatives. The carrying amount of these financial instruments approximate fair value because of the short maturity of these investments. Assets held of severance benefits are recorded at their current cash redemption value.

Fair Value Hierarchy

ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
•	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
•	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement.

In accordance with ASC Topic 820 the Company's available-for-sale and trading securities are classified within level 1 because their value was determined using quoted market prices in active markets. The Company's currency conversion derivatives are classified as Level 2 as they represent foreign currency forward contracts valued primarily based on observable inputs including forward rates and yield curves.

As of September 30, 2013 the Company held approximately $425 of U.S. government or government agency marketable securities, classified as available for sale, and approximately $8,176 of marketable corporate debt securities, classified as available for sale. The Company held approximately $435 of stocks classified as trading.

Assets and liabilities measured at fair value at September 30, 2013 are summarized below (unaudited):

	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant other observable inputs (Level 2)	Significant Unobservable inputs (Level 3)
Assets:
Trading securities	$435	$-	$-
Available-for-sale securities:
Corporate debentures	8,176	-	-
US government or government
agencies' debentures	425	-	-
Short term investments	-	-	-
Hedging derivatives	-	-	-
Fair value of currency
conversion derivatives	-	786	-

Total at September 30, 2013	$9,036	$786	$-

Liabilities:

Contingent consideration in respect
of acquisition	$-	$-	$4,609
Fair value of currency
conversion derivatives	-	343	-
Total at September 30, 2013	$-	$343	$4,609

Assets and liabilities measured at fair value at December 31, 2012 are summarized below (audited):

	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant other observable inputs (Level 2)	Significant Unobservable inputs (Level 3)
Assets:
Trading securities	$213	$-	$-
Available-for-sale securities:
Corporate debentures	11,014	-	-
US government or government
agencies' debentures	1,658	-	-
Short term investments	1,339	-
Hedging derivatives	-	292	-
Fair value of currency
conversion derivatives	-	691	-

Total at December 31, 2012	$14,224	$983	$-
Liabilities:
Fair value of currency
conversion derivatives
at December 31, 2012	$-	$682	$-

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows:

At September 30, 2013 (unaudited)
	Unrealized losses (all less than 12 months)	Fair value
Available for sale:
Corporate debentures	(53)	4,969

Total at September 30, 2013 (unaudited)	(53)	4,969

At December 31, 2012 (audited)

	Unrealized losses (all less than 12 months)	Fair value
Available for sale:
Corporate debentures	(17)	2,918

Total at December 31, 2012 (audited)	(17)	2,918

The unrealized losses on investments in U.S. government or government agencies and corporate debt securities were caused mainly by current market conditions the contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. Since the Company does not plan to sell and is not likely to be required to sell the investments before the expected recovery of the amortization cost basis, these investments are not considered other than temporarily impaired.